Summary of Macroeconomic Variables impacted in Determining ECLs (Details)	6 Months Ended
Apr. 30, 2022
Base Forecast [Member] | Average Q2 2022 - Q1 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.8
Base Forecast [Member] | Average Q2 2022 - Q1 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.30%
Real GDP	4.10%
Home prices	11.30%
Central bank policy interest rate	1.63%
Base Forecast [Member] | Average Q2 2022 - Q1 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.50%
Real GDP	2.90%
Home prices	8.00%
Central bank policy interest rate	1.63%
U.S. 10-year treasury yield	2.33%
U.S. 10-year BBB spread	1.76%
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.8
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%
Real GDP	1.90%
Home prices	1.60%
Central bank policy interest rate	1.81%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%
Real GDP	1.90%
Home prices	3.00%
Central bank policy interest rate	2.06%
U.S. 10-year treasury yield	2.24%
U.S. 10-year BBB spread	1.80%
Upside Scenario [Member] | Average Q2 2022 - Q1 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.81
Upside Scenario [Member] | Average Q2 2022 - Q1 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.30%
Real GDP	5.10%
Home prices	13.10%
Central bank policy interest rate	1.63%
Upside Scenario [Member] | Average Q2 2022 - Q1 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.40%
Real GDP	3.90%
Home prices	10.90%
Central bank policy interest rate	1.38%
U.S. 10-year treasury yield	2.59%
U.S. 10-year BBB spread	1.70%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.81
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	1.90%
Home prices	2.00%
Central bank policy interest rate	2.25%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.50%
Real GDP	1.90%
Home prices	3.00%
Central bank policy interest rate	2.45%
U.S. 10-year treasury yield	2.39%
U.S. 10-year BBB spread	1.72%
Downside Scenario [Member] | Average Q2 2022 - Q1 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79
Downside Scenario [Member] | Average Q2 2022 - Q1 2023 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.10%
Real GDP	2.70%
Home prices	11.10%
Central bank policy interest rate	2.25%
Downside Scenario [Member] | Average Q2 2022 - Q1 2023 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.30%
Real GDP	1.70%
Home prices	7.90%
Central bank policy interest rate	2.44%
U.S. 10-year treasury yield	2.28%
U.S. 10-year BBB spread	2.23%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.8
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.20%
Real GDP	2.30%
Home prices	2.20%
Central bank policy interest rate	1.55%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.30%
Real GDP	2.20%
Home prices	3.60%
Central bank policy interest rate	1.63%
U.S. 10-year treasury yield	2.13%
U.S. 10-year BBB spread	1.77%